UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   September 30, 2008
                                               --------------------

Check here if Amendment [    ]; Amendment Number:  __

This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022

Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

       Signature                  Place                   Date of Signing

/S/ JEFFREY L. BERKOWITZ          NEW YORK, NY            NOVEMBER 13, 2008
------------------------          ------------            -----------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                    Name
28-10684                                    MILLENNIUM MANAGEMENT LLC

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          18
                                                 --

Form 13F Information Table Value Total:       $ 7,748
                                            (thousands)



List of Other Included Managers:

None


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                                                              AMOUNT & TYPE OF SECURITY                           VOTING AUTHORITY

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                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X1000) PRN AMOUNT   PRN CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
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
AMERICAN INTL GROUP INC         COM             026874107       34     67,900         CALL     SOLE              67,900
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APPLE INC                       COM             037833100       2,069  18,200      SH          SOLE              18,200
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APPLE INC                       COM             037833100       1,005  27,400         PUT      SOLE              27,400
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BLOCKBUSTER INC                 CL A            093679108       2,921  1,425,096   SH          SOLE              1,425,096
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BLOCKBUSTER INC                 CL A            093679108       59     1,186,100      CALL     SOLE              1,186,100
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BLOCKBUSTER INC                 CL A            093679108       11     151,000        CALL     SOLE              151,000
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BLOCKBUSTER INC                 CL A            093679108       6      250,000        CALL     SOLE              250,000
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BLUE NILE INC                   COM             09578R103       71     13,600         PUT      SOLE              13,600
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HEWLETT PACKARD CO              COM             428236103       197    22,700         PUT      SOLE              22,700
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JUNIPER NETWORKS INC            COM             48203R104       3      135,900        CALL     SOLE              135,900
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POLYCOM INC                     COM             73172K104       315    13,600      SH          SOLE              13,600
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POLYCOM INC                     COM             73172K104       313    45,300         PUT      SOLE              45,300
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QUALCOMM INC                    COM             747525103       81     36,300         CALL     SOLE              36,300
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ROCKWELL AUTOMATION INC         COM             773903109       67     18,200         PUT      SOLE              18,200
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SPDR TR                         UNIT SER 1      78462F103       275    68,000         PUT      SOLE              68,000
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SEARS HLDGS CORP                COM             812350106       156    31,600         PUT      SOLE              31,600
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SPDR SERIES TRUST               S&P RETAIL ETF  78464A714       43     45,300         PUT      SOLE              45,300
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SYNAPTICS INC                   COM             87157D109       120    90,700         PUT      SOLE              90,700
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